Item 1. Report to Shareholders

T. Rowe Price Institutional Large-Cap Growth Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
                       --------------------------------------------------------
                       6 Months           Year                         10/31/01
                          Ended          Ended                          Through
                        6/30/04        12/31/03        12/31/02        12/31/01

NET ASSET VALUE

Beginning of period    $  11.75         $  8.49        $  11.39        $  10.00

Investment activities
  Net investment
  income (loss)             --*             --*             --*            0.01*

  Net realized and
  unrealized
  gain (loss)              0.46            3.27           (2.84)           1.39

  Total from
  investment
  activities               0.46            3.27           (2.84)           1.40

Distributions
  Net investment
  income                    --            (0.01)            --            (0.01)

  Net realized
  gain                      --              --            (0.06)             --

  Total
  distribution              --            (0.01)          (0.06)         ( 0.01)

NET ASSET VALUE

End of period          $  12.21        $  11.75         $  8.49        $  11.39
                       --------------------------------------------------------

Ratios/Supplemental Data

Total return^               3.91%*         38.52%*        (24.94)%*     14.00%*

Ratio of total
expenses to
average net
assets                      0.65%*!         0.65%*           0.65%*      0.65%*!

Ratio of net
investment
income (loss)
to average
net assets                  0.02%*!         0.14%*           0.07%*      0.36%*!

Portfolio
turnover rate               73.5%!          73.3%            91.3%       98.2%!

Net assets,
end of period
(in thousands)          $  34,193       $  23,641        $   6,551   $   2,281

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 4/30/05.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS  99.5%


CONSUMER DISCRETIONARY  17.3%


Automobiles  1.4%

Harley-Davidson                                      7,600                  471

                                                                            471

Hotels, Restaurants & Leisure  4.3%

Carnival                                            10,300                  484

International Game Technology                       25,200                  973

                                                                          1,457

Internet & Catalog Retail  1.6%

eBay *                                               5,800                  533

                                                                            533

Media  5.5%

Clear Channel Communications                         6,400                  236

EchoStar Communications
    Class A *                                       21,200                  652

Fox Entertainment Group
    Class A *                                       16,000                  427

Scripps, Class A                                     5,400                  567

                                                                          1,882

Multiline Retail  1.9%

Family Dollar Stores                                 6,200                  189

Target                                              11,000                  467

                                                                            656

Specialty Retail  2.6%

Best Buy                                             8,300                  421

Home Depot                                          13,800                  486

                                                                            907

Total Consumer Discretionary                                              5,906


CONSUMER STAPLES  3.6%


Food & Staples Retailing  3.6%

Sysco                                               11,400                  409

Wal-Mart                                             6,000                  316

Walgreen                                            13,700                  496

Total Consumer Staples                                                    1,221


ENERGY  2.2%


Energy Equipment & Services  2.2%

Transocean *                                        26,500                  767

Total Energy                                                                767


FINANCIALS  13.3%


Capital Markets  5.2%

AmeriTrade *                                        38,000                  431

Morgan Stanley                                       9,600                  507

State Street                                        17,000                  834

                                                                          1,772

Consumer Finance  2.9%

American Express                                     9,200                  473

SLM Corporation                                     13,000                  526

                                                                            999

Diversified Financial Services  3.3%

Citigroup                                           24,500                1,139

                                                                          1,139

Insurance  1.9%

American International Group                         8,800                  627

                                                                            627

Total Financials                                                          4,537


HEALTH CARE  18.0%


Biotechnology  4.3%

Amgen *                                              9,700                  530

Biogen Idec *                                        5,000                  316

Gilead Sciences *                                    9,300                  623

                                                                          1,469

Health Care Equipment & Supplies  3.7%

Boston Scientific *                                  7,400                  317

Guidant                                              5,500                  307

Medtronic                                            9,400                  458

Stryker                                              3,700                  204

                                                                          1,286

Health Care Providers & Services  4.8%

Anthem *                                             8,400                  752

UnitedHealth Group                                  14,300                  890

                                                                          1,642

Pharmaceuticals  5.2%

Forest Laboratories *                               13,300                  753

Pfizer                                              29,900                1,025

                                                                          1,778

Total Health Care                                                         6,175

INDUSTRIALS & BUSINESS SERVICES  11.3%


Air Freight & Logistics  1.8%

UPS, Class B                                         7,900                  594

                                                                            594

Commercial Services & Supplies  2.9%

Apollo Group, Class A *                              6,700                  592

ChoicePoint *                                        8,900                  406

                                                                            998

Industrial Conglomerates  4.8%

GE                                                  51,000                1,652

                                                                          1,652

Machinery  1.8%

Danaher                                             12,000                  622

                                                                            622

Total Industrials & Business Services                                     3,866


INFORMATION TECHNOLOGY  31.5%


Communications Equipment  7.4%

Cisco Systems *                                     34,800                  825

Corning *                                           31,900                  417

Juniper Networks *                                  21,800                  536

QLogic *                                             5,800                  154

Research In Motion *                                 8,800                  602

                                                                          2,534

Computer & Peripherals  2.8%

Dell *                                              26,300                  942

                                                                            942

Internet Software & Services  3.6%

InterActiveCorp *                                   22,600                  681

Yahoo! *                                            15,200                  552

                                                                          1,233

IT Services  2.7%

Accenture, Class A *                                21,100                  580

Affiliated Computer Services
    Class A *                                        6,600                  349

                                                                            929

Semiconductor & Semiconductor Equipment  6.4%

Analog Devices                                       7,000                  330

Applied Materials *                                 16,200                  318

Intel                                               21,700                  599

Maxim Integrated Products                            9,300                  487

Xilinx                                              13,600                  453

                                                                          2,187

Software  8.6%

Microsoft                                           62,300                1,779

Oracle *                                            30,000                  358

Red Hat *                                           14,300                  329

VERITAS Software *                                  17,000                  471

                                                                          2,937

Total Information Technology                                             10,762


TELECOMMUNICATION SERVICES  2.3%


Wireless Telecommunication Services  2.3%

Nextel Communications
    Class A *                                       29,100                  776

Total Telecommunication Services                                            776

Total Common Stocks (Cost  $30,439)                                      34,010

SHORT-TERM INVESTMENTS  0.2%

Money Market Fund  0.2%

T. Rowe Price Reserve Investment
    Fund, 1.16% #                                   65,740                   66

Total Short-Term Investments
(Cost  $66)                                                                  66

Total Investments in Securities

99.7% of Net Assets (Cost $30,505)                         $             34,076

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities,
at value (cost $30,505)                                    $             34,076

Other assets                                                                366

Total assets                                                             34,442

Liabilities

Total liabilities                                                           249

NET ASSETS                                                 $             34,193
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  3

Undistributed net realized gain (loss)                                      306

Net unrealized gain (loss)                                                3,571

Paid-in-capital applicable to 2,799,915 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       30,313

NET ASSETS                                                 $             34,193
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              12.21
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Dividend income                                            $                105

Expenses
  Investment management                                                      86

  Custody and accounting                                                     49

  Legal and audit                                                             7

  Prospectus and shareholder reports                                          3

  Registration                                                                2

  Directors                                                                   2

  Miscellaneous                                                               3

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                              (50)

    Total expenses                                                          102

Net investment income (loss)                                                  3

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      417

Change in net unrealized gain (loss) on securities                          559

Net realized and unrealized gain (loss)                                     976

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                979
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment
  income (loss)                            $             3      $            14

  Net realized
  gain (loss)                                          417                  224

  Change in net
  unrealized gain (loss)                               559                3,043

  Increase (decrease) in net
  assets from operations                               979                3,281

Distributions to shareholders
         Net investment income                          --                  (19)

Capital share transactions *
  Shares sold                                       10,006               14,329

  Distributions reinvested                              --                   19

  Shares redeemed                                     (433)                (480)

  Increase (decrease) in net
  assets from capital
  share transactions                                 9,573               13,868

Net Assets

Increase (decrease)
during period                                       10,552               17,130

Beginning of period                                 23,641                6,511

End of period                              $        34,193      $        23,641
                                           ------------------------------------

(Including undistributed net investment
income of $3 at 6/30/04 and $0 at 12/31/03)

*Share information
  Shares sold                                          823                1,294

  Distributions reinvested                              --                    2

  Shares redeemed                                      (36)                 (50)

  Increase (decrease)
  in shares outstanding                                787                1,246

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)


Note 1 - Significant Accounting Policies


T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 31, 2001. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $1,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions


Purchases and sales of portfolio securities, other than short-term securities, aggregated $21,375,000 and $11,471,000, respectively, for the six months ended June 30, 2004.


Note 3 - Federal Income Taxes


No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $103,000 of unused capital loss carryforwards all of which expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $30,505,000. Net unrealized gain aggregated $3,571,000 at period-end, of which $3,995,000 related to appreciated investments and $424,000 related to depreciated investments.


Note 4 - Related Party Transactions


The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly. At June 30, 2004, investment management fee payable totaled $8,000.

The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.65%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the following amounts: $133,000 through December 31, 2004, and $160,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $34,000 for the six months ended June 30, 2004, of which $5,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $3,000.

T. Rowe Price Institutional Large-Cap Growth Fund
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Large-Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Institutional Equity Funds, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004